Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis [Line Items]
Investments held in trust account- U.S. Money Market Fund	$ 1,523	$ 484
Investments held in trust account- U.S. Treasury Securities	347,126,365	345,105,197
Total Investments held in Trust Account	347,127,888	345,105,681
Warrant liabilities – Public warrants	1,121,250	4,916,250
Warrant liabilities – Private warrants	814,666	3,572,000
Total Investments held in Trust Account	347,127,888	345,105,681
Convertible Note – April 1, 2022	241,000
Convertible Note – September 6, 2022	241,000
Total Warrant liabilities	2,417,916	8,488,250
Quoted Prices In Active Markets (Level 1) [Member]
Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis [Line Items]
Investments held in trust account- U.S. Money Market Fund	1,523	484
Investments held in trust account- U.S. Treasury Securities	347,126,365	0
Total Investments held in Trust Account		484
Warrant liabilities – Public warrants		4,916,250
Warrant liabilities – Private warrants	0	0
Total Investments held in Trust Account	347,127,888	484
Total Warrant liabilities		4,916,250
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis [Line Items]
Investments held in trust account- U.S. Money Market Fund	0	0
Investments held in trust account- U.S. Treasury Securities		345,105,197
Total Investments held in Trust Account		345,105,197
Warrant liabilities – Public warrants	1,121,250	0
Warrant liabilities – Private warrants	0	0
Total Investments held in Trust Account		345,105,197
Total Warrant liabilities	1,121,250	0
Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis [Line Items]
Investments held in trust account- U.S. Money Market Fund	0	0
Investments held in trust account- U.S. Treasury Securities	0	0
Total Investments held in Trust Account	0	0
Warrant liabilities – Public warrants	0	0
Warrant liabilities – Private warrants	814,666	3,572,000
Convertible Note – April 1, 2022	241,000
Convertible Note – September 6, 2022	241,000
Total Warrant liabilities	$ 1,296,666	$ 3,572,000